Goodwill and Intangible Assets	12 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
The Company's annual impairment tests performed in 2013, 2012, and 2011 resulted in no impairment loss being recognized.
The changes in the carrying amount of goodwill are as follows:

	Industrial Segment	Aerospace Segment	Climate & Industrial Controls Segment	Total
Balance June 30, 2011	$2,595,989	$98,914	$314,213	$3,009,116
Acquisitions	65,480	(193)	—	65,287
Foreign currency translation and other	(143,348)	(47)	(5,152)	(148,547)
Balance June 30, 2012	$2,518,121	$98,674	$309,061	$2,925,856
Acquisitions	316,857	—	—	316,857
Divestitures	(61)	—	(20,044)	(20,105)
Foreign currency translation and other	(1,588)	(334)	2,829	907
Balance June 30, 2013	$2,833,329	$98,340	$291,846	$3,223,515

Acquisitions represent the original goodwill allocation, purchase price adjustments, and final adjustments to the purchase price allocation for the acquisitions during the measurement period subsequent to the applicable acquisition dates. The Company's previously reported results of operations and financial position would not be materially different had the goodwill adjustments recorded during 2013 and 2012 been reflected in the same reporting period that the initial purchase price allocations for those acquisitions were made.

Divestitures represent goodwill associated with businesses divested during 2013 as more fully discussed in Note 2.
Intangible assets are amortized on a straight-line method over their legal or estimated useful life. The gross carrying value and accumulated amortization for each major category of intangible asset at June 30 are as follows:

	2013		2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Patents	$141,160	$75,175	$118,034	$66,303
Trademarks	386,619	148,319	321,019	129,081
Customer lists and other	1,468,243	482,029	1,247,820	396,271
Total	$1,996,022	$705,523	$1,686,873	$591,655

During 2013, the Company acquired intangible assets with an initial purchase price allocation and weighted-average life as follows:

	Purchase Price Allocation	Weighted-Average Life
Patents	$21,616	16 years
Trademarks	65,280	17 years
Customer lists and other	204,461	13 years
Total	$291,357	14 years

Total intangible amortization expense in 2013, 2012 and 2011 was $118,516, $107,086 and $107,701, respectively. Estimated intangible amortization expense for the five years ending June 30, 2014 through 2018 is $117,556, $113,034, $110,292, $105,602 and $101,876, respectively.